Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Summary of Future Minimum Lease Payments
Future minimum lease payments for the remainder of 2021 and for the succeeding years is as follows (in thousands):

2021	$1,471
2022	5,817
2023	4,613
2024	4,165
2025	3,661
Thereafter	9,378

Total	$29,105

Aggregate actual and future minimum lease payments of the remaining operating leases for equipment and rent are as follows for the years ending December 31:

2021	$5,380
2022	5,000
2023	3,838
2024	3,330
2025	2,844
Thereafter	5,975

Total	$26,367